TAXATION (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF TAX CREDIT PERIOD

	Year ended March 31,
	2025 $	2024 $	2023 $
Group
Current year tax charge/(credit)	51	55,280	-
Adjustments in respect of prior periods	(3,263,830)	(32,864)	(12,202)

Deferred tax
Origination and reversal of timing differences	-	-	-

Total tax charge/(credit) for the period	(3,263,779)	22,416	(12,202)

The tax charge/(credit) for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:

Loss before taxation	(7,970,071)	(16,803,045)	(13,283,888)
Loss charged at standard rate of corporation tax 19%	(1,514,313)	(3,192,578)	(2,523,939)
Tax losses arising in the year not recognized	1,401,608	3,032,344	2,279,050
Tax losses surrendered for Research and Development	-	-	-
Expenses not deductible for taxation	123,112	220,187	241,985
Tax increase from effect of capital allowances and depreciation	484	748	124
Difference in tax rates	(5,015)	-	-
Research and Development enhanced expenditure	-	-	-
Research and Development tax credits claimed in respect of previous periods	(3,263,830)	(32,864)	(12,202)
Consolidation adjustment in relation to foreign exchange movements	(5,825)	(5,421)	2,780
Total tax charge/(credit) for the period	(3,263,779)	22,416	(12,202)